FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange (Details) CAD in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 01, 2015 CAD	Oct. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Oct. 01, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2007 USD ($)
Risk Management
Foreign exchange (gain)/loss | CAD			CAD 108	CAD (8,705)	CAD 11,165
Foreign exchange rate (US$/CDN$)						1.3427
Percentage of debt based on fixed interest rates						97.00%
Percentage of debt based on floating interest rates						3.00%
5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt							$ 54,000
Foreign exchange derivatives
Risk Management
Foreign exchange (gain)/loss | CAD				CAD 39,200	CAD (700)
Foreign exchange derivatives | 5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt								$ 54,000
Foreign exchange (gain)/loss | CAD	CAD (3,300)	CAD (3,300)
Market Risk | Foreign exchange derivatives
Risk Management
Notional debt							$ 10,800
Foreign exchange forward contract amount						$ 6,000
Foreign exchange rate (US$/CDN$)						1.20				1.02
Market Risk | Foreign exchange derivatives | 6.62% senior notes maturing June 19, 2014
Risk Management
Face value of debt									$ 175,000
Market Risk | Foreign exchange derivatives | 5.46% senior notes maturing October 1, 2015
Risk Management
Face value of debt										$ 54,000
Market Risk | Foreign exchange derivatives | 7.97% senior notes maturing June 18, 2021
Risk Management
Face value of debt									$ 225,000
Foreign exchange (gain)/loss | CAD			CAD (39,900)